Operating segments (Tables)	6 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Segment Information
The following table presents segment information for the six months ended 31 December 2024 and 2023, respectively:

Segment information	North America	North America	Australia	Australia	Total	Total
(US$'000)	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023

Exploration and evaluation expenditure
Exploration and evaluation expenditure - non-core	(37)	(31)	-	-	(37)	(31)
Other expenses	(1,040)	(1,212)	(801)	(772)	(1,841)	(1,984)
Reportable segment profit/(loss)	(1,077)	(1,243)	(801)	(772)	(1,878)	(2,015)

Employee benefits and other expenses	(1,532)	(973)	(1,855)	(667)	(3,387)	(1,640)
Net financing (expense)/income	305	124	241	784	546	908
Net loss before income tax	(2,304)	(2,092)	(2,415)	(655)	(4,719)	(2,747)

	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	$'000	$'000	$'000	$'000	$'000	$'000

Segment assets
Exploration and evaluation assets	198,282	172,185	-	-	198,282	172,185
Other assets	12,698	7,626	10,168	21,881	22,866	29,507
Total assets	210,980	179,811	10,168	21,881	221,148	201,692

Segment liabilities
Payables	2,978	4,681	170	320	3,148	5,001
Provisions	98	100	266	237	364	337
Borrowings	1,200	-	-	-	1,200	-
Total current liabilities	4,276	4,781	436	557	4,712	5,338

Payables	29	60	-	-	29	60
Total non-current liabilities	29	60	-	-	29	60

Total liabilities	4,305	4,841	436	557	4,741	5,398
Net assets	206,675	174,970	9,732	21,324	216,407	196,294